Financial Asset (Indemnity) (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial assets at beginning
Transfer of intangible asset	8,450,316
Update of the financial Asset	9,151,310
Financial assets at ending	17,601,626
Concession Agreement - URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning
Transfer of intangible asset	8,450,316
Update of the financial Asset	9,151,310
Financial assets at ending	R$ 17,601,626